UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: October 31, 2014

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND

ANNUAL REPORT TO SHAREHOLDERS

October 31, 2014

This information must be preceded or

accompanied by a current prospectus.

Investors should read the prospectus carefully

before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

(Unaudited)

The total return of the LSV Small Cap Value Fund, Institutional Class, the benchmark Russell 2000 Value Index and the Russell 2000 Index for trailing periods ended October 31, 2014, (* denotes annualized periods) were as follows:

	12 Months Ended 10/31/14	Since Inception* 2/28/13
LSV Small Cap Value Fund, Institutional Class	15.77%	23.62%
Benchmark:
Russell 2000 Value Index	7.89	15.93
Broad Market:
Russell 2000 Index	8.06	17.95

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578).

Equity markets in the U.S. continued to generate strong returns during the trailing one-year period as the S&P 500 Index climbed 17.27%. Small cap value stocks lagged significantly, however, up 7.89% as represented by the Russell 2000 Value Index. It was a good period of relative outperformance for the LSV Small Cap Value Fund though. Stock selection was strong with holdings performing particularly well in the Health Care, Energy, Financials, Industrials and Technology sectors. Sector bets are constrained at +/- 5% relative to the benchmark and generally have a minimal impact on relative performance; however, underweight exposure to the Energy sector contributed positively as Energy was by far the worst performing sector in the trailing year.

The Russell 2000 Index was up 8.06% during the trailing year, so core and growth stocks performed slightly better in the small cap space. Performance attribution confirms that the Fund’s deeper value bias relative to the benchmark offered mixed results depending on the valuation measure. The Fund’s smaller size bias detracted as smaller stocks lagged.

The Fund’s holdings are trading at 12.8x forward earnings, compared to 18.9x for the Russell 2000 Value benchmark, 1.4x book compared to 1.5x and 7.3x cash flow compared to 12.9x. Equities appear somewhat expensive relative to their own history but continue to be attractive relative to bonds. This mispricing suggests that equities can continue to surprise despite their strong run since March 2009. A key factor in all of this of course is when the Fed will raise rates and by how much and whether the needle on inflation or economic growth moves either way and by how much. We continue to believe and empirical evidence supports that holding portfolios of deeply discounted stocks pays off well in the long-run and in the short-run is not necessarily highly correlated with market direction.

Our assets under management, ownership structure and team remain stable. As always, we are committed to a consistent application of our investment process and research agenda as part of an ongoing effort to enhance our quantitative model and add value for our clients.

The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal. Investments in smaller companies typically exhibit higher volatility.

The Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

Comparison of Change in the Value of a $10,000 Investment in the

LSV Small Cap Value Fund versus the Russell 2000 Value Index (Unaudited)

	Average Annual Total Return for the period ended October 31, 2014(1)
	One Year Return	Inception to Date(2)
LSV Small Cap Value Fund — Institutional Class	15.77%	23.62%	†
LSV Small Cap Value Fund — Investor Class	N.A.	0.45%	††
Russell 2000 Value Index	7.89%	15.93%	†

*	The graph is based on only the Institutional Class; performance for Investor Class would be different due to differences in fee structures.

†	Institutional Class commenced operations on February 28, 2013. The Russell 2000 Value Index return is from February 28, 2013.

††	Investor Class commenced operations on June 10, 2014. Since Inception to date return shown is not annualized.

(1)	The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance does not guarantee future results. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Fee waivers were in effect. If they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)	The LSV Small Cap Value Fund commenced operations on February 28, 2013.

(3)	See definition of comparative index on page 1.

October 31, 2014

Sector Weightings (Unaudited)†:

† Percentages are based on total investments.

Schedule of Investments

LSV Small Cap Value Fund	Shares	Value (000)
Common Stock (97.4%)
Aerospace & Defense (1.3%)
AAR	20,500	$543
Alliant Techsystems	2,100	246

		789

Agricultural Products (0.6%)
Fresh Del Monte Produce	10,400	334

Air Freight & Logistics (1.0%)
Air Transport Services Group*	28,800	235
Atlas Air Worldwide Holdings*	4,500	166
Park-Ohio Holdings	3,100	165

		566

Aircraft (1.9%)
Alaska Air Group	5,200	277
Hawaiian Holdings*	22,400	388
Republic Airways Holdings*	28,100	352
SkyWest	7,300	84

		1,101

Alternative Carriers (1.6%)
Inteliquent	32,900	554
Iridium Communications*	29,500	280
Premiere Global Services*	12,100	126

		960

Apparel Retail (1.2%)
Cato, Cl A	7,800	278
Stage Stores	11,200	189
Stein Mart	18,600	249

		716

Application Software (1.2%)
Ebix	16,500	243
Mentor Graphics	21,700	460

		703

	Shares	Value (000)
Asset Management & Custody Banks (2.2%)
BlackRock Kelso Capital	33,200	$293
Calamos Asset Management, Cl A	10,300	141
Hercules Technology Growth Capital	20,100	317
Janus Capital Group	28,300	424
Medallion Financial	8,610	99

		1,274

Automotive (2.5%)
American Axle & Manufacturing Holdings*	20,700	400
Cooper Tire & Rubber	9,800	316
Cooper-Standard Holding*	2,700	147
Federal-Mogul Holdings*	16,600	259
Standard Motor Products	3,000	119
Stoneridge*	16,000	208

		1,449

Banks (15.4%)
1st Source	5,000	156
Arrow Financial	7,242	198
Banco Latinoamericano de Comercio Exterior, Cl E	9,340	314
Bar Harbor Bankshares	7,261	211
BBCN Bancorp	11,500	163
Berkshire Hills Bancorp	10,000	258
Camden National	5,200	213
Central Pacific Financial	11,300	214
Chemical Financial	5,540	165
Citizens & Northern	700	14
Community Trust Bancorp	5,300	191
Enterprise Financial Services	400	8
Federal Agricultural Mortgage, Cl C	3,400	113
Fidelity Southern	26,000	399
Financial Institutions	7,968	200
First Busey	42,200	264
First Commonwealth Financial	34,200	320
First Defiance Financial	4,100	126
First Interstate Bancsystem, Cl A	9,500	279
First Merchants	11,400	258
Flushing Financial	8,000	161
Fulton Financial	23,500	279
Great Southern Bancorp	11,400	433
Home Loan Servicing Solutions	21,100	405
HomeStreet	8,500	148
Horizon Bancorp	10,100	260
Independent Bank	18,300	221
International Bancshares	6,900	196
Lakeland Bancorp	18,100	199
MainSource Financial Group	4,990	91
MidSouth Bancorp	13,100	248
OFG Bancorp	14,700	229
Old National Bancorp	19,600	285
Peoples Bancorp	6,170	152
Popular*	4,900	156

The accompanying notes are an integral part of the financial statements.

Schedule of Investments October 31, 2014

LSV Small Cap Value Fund	Shares	Value (000)
Banks (continued)
Provident Financial Holdings	5,600	$82
Republic Bancorp, Cl A	5,330	129
S&T Bancorp	8,700	240
Susquehanna Bancshares	19,000	186
Tompkins Financial	7,400	371
Towne Bank	11,400	173
Webster Financial	6,000	188
WesBanco	4,900	169

		9,065

Biotechnology (0.6%)
Emergent Biosolutions*	3,600	82
Myriad Genetics*	3,400	134
PDL BioPharma	19,200	164

		380

Chemicals (0.8%)
FutureFuel	3,000	40
Olin	13,600	330
OMNOVA Solutions*	13,000	91

		461

Commercial Printing (0.7%)
Courier	240	3
Deluxe	1,700	103
Ennis	15,300	227
RR Donnelley & Sons	3,467	61

		394

Commercial Services (2.0%)
Convergys	28,000	565
CSG Systems International	7,290	193
Global Cash Access Holdings*	28,300	207
Sykes Enterprises*	10,500	226

		1,191

Commodity Chemicals (0.6%)
Cabot	7,600	353

Computer & Electronics Retail (0.5%)
Rent-A-Center, Cl A	10,500	325

Computers & Services (1.8%)
Dice Holdings*	42,300	422
Liquidity Services*	14,500	185
QLogic*	30,500	360
TeleCommunication Systems, Cl A*	27,100	78

		1,045

Construction & Engineering (0.9%)
MYR Group*	7,300	190
Tutor Perini*	11,500	322

		512

Consumer Products (0.7%)
Johnson Outdoors, Cl A	8,692	261
Smith & Wesson Holding*	17,500	178

		439

	Shares	Value (000)
Distributors (0.3%)
VOXX International, Cl A*	22,100	$188

Diversified Capital Markets (0.4%)
JMP Group	33,800	247

Diversified REIT’s (1.6%)
Gladstone Commercial	8,100	147
Lexington Realty Trust, Cl REIT	18,200	200
One Liberty Properties	8,800	201
RAIT Financial Trust	1,966	14
Select Income REIT	16,400	402

		964

Electrical Services (4.3%)
Avista	21,400	759
Empire District Electric	16,900	481
Portland General Electric	19,100	695
UIL Holdings	14,200	584

		2,519

Financial Services (1.2%)
Nelnet, Cl A	6,600	314
Oppenheimer Holdings, Cl A	7,900	194
World Acceptance*	2,600	186

		694

Food Distributors (0.4%)
SpartanNash	10,200	229

Food, Beverage & Tobacco (1.7%)
John B Sanfilippo & Son*	3,500	130
Omega Protein*	17,500	253
Sanderson Farms	3,100	260
Seneca Foods, Cl A*	2,100	56
Supervalu*	26,600	230
Universal	1,900	85

		1,014

General Merchandise Stores (0.4%)
Big Lots	3,900	178
Gordmans Stores*	11,000	35

		213

Health Care Distributors (0.4%)
PharMerica*	8,100	232

Health Care Equipment (1.0%)
Exactech*	6,300	134
Greatbatch*	2,100	106
Hill-Rom Holdings	5,400	240
PhotoMedex*	8,500	33
Symmetry Medical*	6,500	64

		577

Health Care Facilities (1.7%)
Ensign Group	5,200	201
National Healthcare	2,800	169
Select Medical Holdings	42,500	613

		983

The accompanying notes are an integral part of the financial statements.

Schedule of Investments October 31, 2014

LSV Small Cap Value Fund	Shares	Value (000)
Health Care Services (0.6%)
Chemed	3,400	$351

Hotels & Lodging (0.4%)
Marcus	15,300	262

Industrials (0.5%)
Brink’s	13,900	292

Insurance (5.7%)
American Equity Investment Life Holding	8,000	206
American Financial Group	800	48
AmTrust Financial Services	6,500	292
Aspen Insurance Holdings	4,600	201
CNO Financial Group	12,900	234
FBL Financial Group, Cl A	6,100	302
HCI Group	9,000	458
Horace Mann Educators	5,200	158
Protective Life	1,900	132
Stancorp Financial Group	2,800	195
Symetra Financial	13,300	315
Triple-S Management, Cl B*	11,320	251
United Fire Group	6,200	201
Universal Insurance Holdings	20,100	352

		3,345

Internet Retail (0.4%)
PetMed Express	15,900	210

IT Consulting & Other Services (0.2%)
CACI International, Cl A*	1,400	115

Leasing & Renting (1.8%)
Aircastle	9,800	187
Houston Wire & Cable	14,200	192
Ryder System	2,600	230
TAL International Group	7,600	328
Textainer Group Holdings	3,300	114

		1,051

Life Sciences Tools & Services (0.0%)
Cambrex*	900	19

Machinery (3.6%)
American Railcar Industries	2,700	178
Ampco-Pittsburgh	4,880	106
Columbus McKinnon	10,900	310
Hurco	3,700	143
Hyster-Yale Materials Handling	4,200	330
Kadant	5,800	240
LB Foster, Cl A	2,500	135
Meritor*	43,200	496
NACCO Industries, Cl A	746	44
Oshkosh	3,800	170

		2,152

Marine (0.2%)
Safe Bulkers	19,300	103

Metal & Glass Containers (0.1%)
Myers Industries	6,000	90

	Shares	Value (000)
Mortgage REIT’s (3.1%)
Anworth Mortgage Asset	40,500	$210
Capstead Mortgage	23,500	299
Dynex Capital	32,500	274
Hatteras Financial	8,100	154
MFA Financial, Cl REIT	1,800	15
Mortgage Investment Trust	16,400	313
PennyMac Mortgage Investment Trust	7,500	162
Two Harbors Investment	950	9
Western Asset Mortgage Capital	26,100	392

		1,828

Office Equipment (1.5%)
ACCO Brands*	69,200	569
Herman Miller	8,000	256
Steelcase, Cl A	3,980	71

		896

Office REIT’s (2.1%)
Brandywine Realty Trust	24,300	375
DuPont Fabros Technology	23,000	712
Equity Commonwealth	5,100	136

		1,223

Oil & Gas Equipment & Services (1.2%)
Hornbeck Offshore Services*	8,600	264
Newpark Resources*	36,400	416
TGC Industries*	8,795	27

		707

Oil & Gas Storage & Transportation (0.1%)
StealthGas*	6,100	51

Paper & Paper Products (1.8%)
Domtar	9,100	374
Neenah Paper	6,200	378
PH Glatfelter	11,600	293

		1,045

Personal Products (0.2%)
Nutraceutical International*	5,400	121

Petroleum & Fuel Products (4.7%)
Alon USA Energy	5,700	91
Delek US Holdings	8,200	278
Energy XXI Bermuda	10,500	81
Green Plains	12,300	421
Hercules Offshore*	53,600	89
Ocean Rig UDW	21,800	300
Parker Drilling*	55,200	245
PetroQuest Energy*	42,200	198
Unit*	8,000	387
VAALCO Energy*	50,400	374
Warren Resources*	89,900	311

		2,775

Pharmaceuticals (0.1%)
Sciclone Pharmaceuticals*	7,700	59

The accompanying notes are an integral part of the financial statements.

Schedule of Investments October 31, 2014

LSV Small Cap Value Fund	Shares	Value (000)
Printing & Publishing (1.3%)
CSS Industries	5,260	$150
Journal Communications, Cl A*	15,000	147
Lexmark International, Cl A	5,400	233
Libbey*	3,800	109
McClatchy, Cl A*	43,800	156

		795

Real Estate Investment Trusts (REITs) (0.9%)
Summit Hotel Properties	47,500	553

Reinsurance (2.7%)
Endurance Specialty Holdings	3,700	214
Maiden Holdings	39,200	469
Montpelier Re Holdings	9,800	325
Platinum Underwriters Holdings	4,600	288
Validus Holdings	7,900	314

		1,610

Research & Consulting Services (0.1%)
Navigant Consulting*	6,000	92

Retail (1.1%)
Big 5 Sporting Goods	10,100	124
Dillard’s, Cl A	2,000	212
Ingles Markets, Cl A	9,000	242
Roundy’s	17,000	57

		635

Retail REIT’s (1.5%)
Agree Realty	3,400	104
CBL & Associates Properties	9,200	176
Cedar Realty Trust	41,800	288
Excel Trust	2,400	31
Inland Real Estate	10,200	108
Pennsylvania Real Estate Investment Trust	8,100	174

		881

Semi-Conductors/Instruments (4.0%)
Amkor Technology*	46,100	313
Benchmark Electronics*	16,700	396
Daktronics	6,700	89
Fabrinet*	14,700	268
Integrated Silicon Solution	12,200	166
Key Tronic*	4,700	39
OmniVision Technologies*	9,600	257
Pericom Semiconductor*	24,100	263
Photronics*	12,370	111
Sanmina*	18,708	469

		2,371

Specialized Consumer Services (0.8%)
Outerwall*	4,300	272
Steiner Leisure*	4,294	181

		453

	Shares/ Face Amount (000)	Value (000)
Specialized REIT’s (2.0%)
Ashford Hospitality Prime	1,520	$26
Ashford Hospitality Trust	29,600	335
Chatham Lodging Trust	22,300	571
Hospitality Properties Trust	2,090	62
Sunstone Hotel Investors	12,400	190

		1,184

Steel & Steel Works (0.1%)
Handy & Harman*	1,200	42

Technology Distributors (1.4%)
Ingram Micro, Cl A*	2,210	59
Insight Enterprises*	13,800	314
SYNNEX	2,300	159
Tech Data*	4,500	269

		801

Telephones & Telecommunications (1.5%)
Black Box	8,200	180
NETGEAR*	15,200	518
Tessco Technologies	5,900	187

		885

Textiles (0.5%)
Unifi*	11,286	316

Wireless Telecommunication Services (0.3%)
NTELOS Holdings	5,100	51
Spok Holdings	7,850	128

		179

Total Common Stock
(Cost $52,792)		57,409

Repurchase Agreement (3.5%)
Morgan Stanley 0.010%, dated 10/31/14, to be repurchased on 11/03/14, repurchase price $2,043 (collateralized by a US Treasury Note, par value $2,083, 2.00%, 10/31/21; with a total market value of $2,083)	$2,043	2,043

Total Repurchase Agreement
(Cost $2,043)		2,043

Total Investments — 100.9%
(Cost $54,835)		$59,452

Percentages are based on Net Assets of $58,943 (000).

*	Non-income producing security.

Cl	Class

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Schedule of Investments October 31, 2014

The following is a summary of the inputs used as of October 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$57,409	$—	$—	$57,409
Repurchase Agreement	—	2,043	—	2,043
Total Investments in Securities	$57,409	$2,043	$—	$59,452

For the year ended October 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. During the year ended October 31, 2014, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (000) October 31, 2014

	LSV Small Cap Value Fund
Assets:
Investments at Value (Cost $54,835)	$59,452
Receivable for Capital Shares Sold	71
Dividend Receivable	45
Receivable for Investment Securities Sold	3
Prepaid Expenses	3
Total Assets	59,574
Liabilities:
Payable for Investment Securities Purchased	598
Payable due to Investment Adviser	12
Payable due to Administrator	3
Payable due to Trustee	—
Payable due to Chief Compliance Officer	—
Other Accrued Expenses	18
Total Liabilities	631
Net Assets	$58,943

Net Assets Consist of:
Paid-in Capital	$51,526
Undistributed Net Investment Income	357
Accumulated Net Realized Gain on Investments	2,443
Net Unrealized Appreciation on Investments	4,617
Net Assets	$58,943

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class ($58,782 ÷ 4,357,151 shares(1))	$13.49

Net Asset Value, Offering and Redemption Price Per Share — Investor Class ($161 ÷ 11,932 shares(1))	$13.48	*

(1)	Shares have not been rounded.

*	Net Assets divided by Shares do not calculate to the stated NAV because Net Asset amounts are shown rounded.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Operations (000) For the year ended October 31, 2014

LSV Small Cap Value Fund
Investment Income:
Dividend Income	$764
Foreign Taxes Withheld	(1)
Total Investment Income	763
Expenses:
Investment Advisory Fees	243
Administration Fees	24
Trustees’ Fees	1
Chief Compliance Officer Fees	1
Distribution Fees — Investor Class	—
Transfer Agent Fees	39
Printing Fees	22
Registration and Filing Fees	16
Offering Costs	12
Custodian Fees	9
Professional Fees	7
Insurance and Other Fees	4
Total Expenses	378
Less: Waiver of Investment Advisory Fees	(83)
Less: Fees Paid Indirectly — (see Note 4)	—
Net Expenses	295
Net Investment Income	468
Net Realized Gain on Investments	2,526
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,888
Net Realized and Unrealized Gain on Investments	4,414
Net Increase in Net Assets Resulting from Operations	$4,882

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (000) For the year/period ended October 31

	LSV Small Cap Value Fund
	2014	2013(1)
Operations:
Net Investment Income	$468	$187
Net Realized Gain on Investments	2,526	1,015
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,888	2,729
Net Increase in Net Assets Resulting from Operations	4,882	3,931
Dividends and Distributions:
Institutional Class	(392)	—
Investor Class	—	—
Net Realized Gain:
Institutional Class	(1,004)	—
Investor Class	—	—
Total Dividends and Distributions	(1,396)	—
Capital Share Transactions:
Institutional Class:
Issued	34,363	23,214 (2)
Reinvestment of Dividends and Distributions	1,396	—
Redeemed	(5,355)	(2,251)
Increase from Institutional Class Capital Share Transactions	30,404	20,963
Investor Class(3):
Issued	159	—
Redeemed	—	—
Increase from Investor Class Capital Share Transactions	159	—
Net Increase in Net Assets Derived from Capital Share Transactions	30,563	20,963
Total Increase in Net Assets	34,049	24,894
Net Assets:
Beginning of Period	24,894	—
End of Period (including undistributed net investment income of $357 and $199, respectively)	$58,943	$24,894

Shares Transactions:
Institutional Class:
Issued	2,630	2,219
Reinvestment of Dividends and Distributions	114	—
Redeemed	(412)	(194)
Total Institutional Class Share Transactions	2,332	2,025
Investor Class:
Issued	12	—
Redeemed	—	—
Total Investor Class Share Transactions	12	—

Net Increase in Shares Outstanding	2,344	2,025

(1)	Commenced operations February 28, 2013.

(2)	Includes issuances as a result of an in-kind transfer of securities (See Note 9).

(3)	Commenced operations June 10, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights For a share outstanding throughout the year/period ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

LSV Small Cap Value Fund
Institutional Class*
2014	$12.30	$0.17	$1.69	$1.86	$(0.18)	$(0.49)	$(0.67)	$13.49	15.77%	$58,782	0.85%	1.09%	1.35%	27%
2013	10.00	0.11	2.19	2.30	—	—	—	12.30	23.00	24,894	0.85	1.39	1.50	31
Investor Class**
2014	$13.42	$0.06	$—	$0.06	$—	$—	$—	$13.48	0.45%	$161	1.10%	1.39%	1.17%	27%

*	Commenced operations on February 28, 2013. All ratios for the period ended October 31, 2013 have been annualized.

**	Commenced operations on June 10, 2014. All ratios for the period have been annualized.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	Per share calculations were performed using average shares for the period.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements October 31, 2014

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 53 funds. The financial statements herein are those of the LSV Small Cap Value Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The Fund commenced operations on February 28, 2013. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

The LSV Small Cap Value Fund Investor Class commenced operations on June 10, 2014.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates — The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last reported sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities, if any, are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. At October 31, 2014, there were no securities valued in accordance with Fair Value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced

Notes to Financial Statements October 31, 2014

indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended October 31, 2014, there have been no transfers between levels and there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2014, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in REITs — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

Notes to Financial Statements October 31, 2014

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Transfer Agency and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.075% of the Funds’ first $1 billion of average daily net assets; 0.07% of the Funds’ average daily net assets between $1 billion and $1.5 billion; 0.04% of the Funds’ average daily net assets between $1.5 billion and $3 billion; and 0.035% of the Funds’ average daily net assets over $3 billion. There is an annual minimum fee of $1,000,000 for Funds of the Trust. Any additional Funds added to the Administration Agreement will increase the minimum by $100,000 per Fund and $25,000 for each additional share class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the year ended October 31, 2014, the Fund incurred $88 of distribution fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the year ended October 31, 2014, the Fund earned $2 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.70% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses to a maximum of 0.85% and 1.10% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 29, 2016.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2014, were as follows (000):

Purchases	$38,057
Sales	$9,374

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to REITS and reclass of passive foreign Investment Companies’ gains, have been reclassified to (from) the following accounts (000):

Increase Undistributed Net Investment Income	(Decrease) Accumulated Realized Gain
$82	$(82)

Notes to Financial Statements October 31, 2014

These reclassifications had no impact on the net assets or net asset value of the Fund.

The tax character of dividends and distributions paid during the year ended October 31, 2014 was as follows (000):

Ordinary Income
2014	$1,396

As of October 31, 2014, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$2,045
Undistributed Long-Term Capital Gain	767
Unrealized Appreciation	4,605

Total Distributable Earnings	$7,417

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2014, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$54,847	$6,791	$(2,186)	$4,605

8.	Other:

At October 31, 2014, 82% of total shares outstanding for the Institutional Class were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. At October 31, 2014, 86% of total shares outstanding for the Investor Class were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. These shareholders were mostly comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9.	In-Kind Transfers of Securities:

During the period ended October 31, 2013, the Fund issued shares of beneficial interest in exchange for securities.

As a result of this purchase, the following shares were issued for assets valued at the following:

Date of Transfer	Shares Issued(1)	Value of Investment Securities (000)
2/28/2013	1,595,116	$15,951

(1)	Shares have not been rounded.

10.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Advisors’ Inner Circle Fund and Shareholders of

LSV Small Cap Value Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of LSV Small Cap Value Fund (one of the series constituting The Advisors’ Inner Circle Fund (the “Trust”)) as of October 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and for the period from February 28, 2013 (commencement of operations) to October 31, 2013, and financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of LSV Small Cap Value Fund (one of the series constituting The Advisors’ Inner Circle Fund) at October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for the year then ended and for the period from February 28, 2013 (commencement of operations) to October 31, 2013, and its financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

December 24, 2014

Disclosure of Fund Expense (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

•  Actual fund return.  This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% return.  This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 05/01/14	Ending Account Value 10/31/14	Annualized Expense Ratios	Expenses Paid During Period
LSV Small Cap Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,049.00	0.85%	$4.38	*
Investor Shares	1,000.00	1,004.50	1.10	4.35	**

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,020.93	0.85%	$4.32	*
Investor Shares	1,000.00	1,019.66	1.10	5.60	*

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 144/365 (to reflect the actual time the Investor Class was operational from 6/10/14 to 10/31/14).

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Doran are Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-877-342-5445. The following chart lists Trustees and Officers as of October 31, 2014.

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Board Member[5]
INTERESTED BOARD MEMBERS[3,4]
ROBERT A. NESHER 68 yrs. old	Chairman of the Board of Trustees (Since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Vice Chairman of The Advisors’ Inner Circle Fund III and O’Connor EQUUS. President and Director of SEI Structured Credit Fund, LP. President and Chief Executive Officer of SEI Alpha Strategy Portfolios, LP, June 2007 to September 2013. President and Director of SEI Opportunity Fund, L.P. to 2010.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and The KP Funds. President and Director of SEI Structured Credit Fund, L.P. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments — Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments — Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010.

WILLIAM M. DORAN 1701 Market Street Philadelphia, PA 19103 74 yrs. old	Trustee (Since 1991)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund III, Bishop Street Funds, O’Connor EQUUS, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust and SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and The KP Funds. Director of SEI Investments (Europe), Limited, SEI Investments — Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd. and SEI Investments — Unit Trust Management (UK) Limited. Director of the Distributor since 2003.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

3	Board Members oversee 53 funds in The Advisors’ Inner Circle Fund.

4	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Board Member[5]
INDEPENDENT BOARD MEMBERS[3,4]
JOHN K. DARR 70 yrs. old	Trustee (Since 2008)	Retired. CEO, Office of Finance, Federal Home Loan Banks, from 1992 to 2007.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director, Federal Home Loan Banks of Pittsburgh. Director, Manna, Inc. (non-profit developer of affordable housing for ownership). Director, Meals on Wheels, Lewes/Rehoboth Beach, DE.
JOSEPH T. GRAUSE JR. 62 yrs. old	Trustee (Since 2011)	Self-employed consultant since January 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., February 2010 to May 2011; Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., May 2007 to February 2010; Country Manager — Morningstar UK Limited, Morningstar, Inc., June 2005 to May 2007.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director, The Korea Fund, Inc.
MITCHELL A. JOHNSON 72 yrs. old	Trustee (Since 2005)	Retired. Private investor and self-employed consultant (strategic investments) since 1994.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and The KP Funds. Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Director of SEI Alpha Strategy Porfolios, LP to 2013.

BETTY L. KRIKORIAN 71 yrs. old	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc. from 2008 to 2010. Self-Employed Legal and Financial Services Consultant since 2003. Counsel (in-house) for State Street Bank from 1995 to 2003.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

3	Board Members oversee 53 funds in The Advisors’ Inner Circle Fund.

4	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Board Member/Officer[5]
INDEPENDENT BOARD MEMBERS[3,4] (continued)
BRUCE R. SPECA 58 yrs. old	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), June 2010 to May 2011; Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), June 2003 to June 2010.	Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds.
GEORGE J. SULLIVAN, JR. 71 yrs. old	Trustee Lead Independent Trustee (Since 1999)	Retired since January 2012. Self-employed Consultant, Newfound Consultants Inc. April 1997 to December 2011.

Current Directorships: Trustee/ Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and The KP Funds. Member of the independent review committee for SEI’s Canadian-registered mutual funds.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Porfolios, LP to 2013.

OFFICERS
MICHAEL BEATTIE 49 yrs. old	President (Since 2011)	Director of Client Service at SEI from 2004 to 2011. Vice President at SEI from 2009 to November 2011.	None.
RAMI ABDEL-RAHMAN 40 yrs. old	Treasurer, Controller and Chief Financial Officer (Since 2014)	Director, SEI Investments, Fund Accounting since June 2014. Fund Accounting Director, BNY Mellon from 2006 to 2014.	None.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

3	Board Members oversee 53 funds in The Advisors’ Inner Circle Fund.

4	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Officer
OFFICERS (continued)
RUSSELL EMERY 51 yrs. old	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds since 2006, SEI Adviser Managed Trust since 2010, New Covenant Funds since 2012, SEI Insurance Products Trust and The KP Funds since 2013, The Advisors’ Inner Circle Fund III and O’Connor EQUUS since 2014.	None.
DIANNE M. DESCOTEAUX 37 yrs. old	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP from 2006 to 2010.	None.
EDWARD McCUSKER 30 yrs. old	Privacy Officer (Since 2013) AML Officer (Since 2013)	SEI’s Private Banking 2008-2010. AML SEI Private Trust Company 2010-2011. AML Manager of SEI Investments 2011-2013. AML and Privacy Officer 2013.	None.
JOHN MUNCH 43 yrs. old	Vice President and Assistant Secretary (since 2012)	Attorney — SEI Investments Company since 2001	None.
LISA WHITTAKER 36 yrs. old	Vice President and Assistant Secretary (since 2013)	Attorney, SEI Investments Company (2012-present). Associate Counsel, The Glenmede Trust Company (2011-2012). Associate, Drinker Biddle & Reath LLP (2006-2011).	None.
JOHN Y. KIM 33 yrs. old	Vice President and Assistant Secretary (since 2014)	Attorney, SEI Investments Company (2014-present). Associate Stradley Ronon Stevens & Young (2009-2014).	None.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

NOTICE TO SHAREHOLDERS

OF

LSV SMALL CAP VALUE FUND

(Unaudited)

For shareholders that do not have an October 31, 2014 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2014 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2014, the Fund is designating the following items with regard to distributions paid during the year.

Long Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividends Receivable Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)
0%	100%	100%	16.71%	18.23%	0.00%	0.00%	100%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Advisors’ Inner Circle Fund-LSV Small Cap Value Fund who are residents of California, Connecticut and New York, the statutory threshhold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distribution. Interest related dividends is exempted from U.S. withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2014. Complete information will be computed and reported in conjunction with your 2014 Form 1099-DIV.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Small Cap Value Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm:

Ernst & Young LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-Fund-LSV and (ii) on the Commission’s website at http://www.sec.gov.

LSV-AR-007-0200

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

		2014			2013
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$112,800	$0	$0	$131,000	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$24,800	$0	$0
(c)	Tax Fees	$25,000	$0	$0	$23,755	$0	$0
(d)	All Other Fees	$0	$0	$0	$0	$0	$0

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

		2014			2013
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$595,010	N/A	N/A	$489,500	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	$10,166	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Fees billed by Deloitte & Touche LLP (“D&T”) related to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

		2014			2013
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$120,000	N/A	N/A	$199,000	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$34,500	N/A	N/A	$71,070	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Fees billed by BBD, LLP (“BBD”) related to the Trust

BBD billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years were as follows:

		2014			2013
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$110,000	N/A	N/A	$17,000	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1)

All requests or applications for services to be provided by the independent auditor shall be submitted to the Chief Financial Officer (“CFO”) of the Registrant and must include a detailed description of the services proposed to be rendered. The Registrant’s CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-approval of the audit committee or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the audit committee will be submitted to the audit committee by the CFO. The audit committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The audit committee has delegated specific pre-approval authority to either the audit committee chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the audit committee at its next regularly scheduled meeting.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the audit committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the

Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2014	2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2014	2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2014	2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (BBD):

	2014	2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $25,000 and $48,555 for 2014 and 2013, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $79,100 and $90,266 for 2014 and 2013, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $34,500 and $71,070 for 2014 and 2013, respectively.

(g) The aggregate non-audit fees and services billed by BBD for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $0 and $0 for 2014 and 2013, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment
Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: January 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: January 6, 2015

By (Signature and Title)*	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman,
Treasurer, Controller & CFO

Date: January 6, 2015

*	Print the name and title of each signing officer under his or her signature.